Employees (Tables)	12 Months Ended
Mar. 31, 2021
Employees
Schedule of number of employees by activity and segment

	2021	2020	2019
	Employees	Employees	Employees
By activity:
Operations	14,893	14,616	15,872
Selling and distribution	26,874	28,133	30,596
Customer care and administration	54,739	52,470	52,528
	96,506	95,219	98,996
By segment:
Germany	15,798	15,199	13,414
Italy	5,818	5,980	6,536
Spain	4,257	4,316	5,140
UK	9,584	10,295	11,525
Other Europe	15,460	14,646	12,413
India (Discontinued operations)	0	—	4,554
Vodacom	7,810	7,773	7,695
Other Markets	9,498	10,515	12,837
Common Functions	28,281	26,495	24,882
Total	96,506	95,219	98,996

Schedule of cost incurred in respect of employees (including Directors)

	2021	2020	2019
	€m	€m	€m
Wages and salaries	4,238	4,571	4,333
Social security costs	549	531	579
Other pension costs (note 25)	235	226	223
Share-based payments (note 26)	135	134	132
	5,157	5,462	5,267
India (Discontinued operations)	0	—	84
Total	5,157	5,462	5,351